UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2009 through June 30, 2010

Item 1.  Proxy Voting Record.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942
Reporting Period: 07/01/2009 - 06/30/2010
Lord Abbett Municipal Income Fund, Inc.

===================== Lord Abbett California Tax Free Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Lord Abbett Connecticut Tax Free Fund =====================

DREYFUS FUNDS

Ticker:                      Security ID:  261945109
Meeting Date: DEC 28, 2009   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Borrowing
2     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Lending
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Permit Investment In
      Other Investment Companies

======================= Lord Abbett Hawaii Tax Free Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett Missouri Tax Free Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett National Tax Free Fund ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261950109
Meeting Date: FEB 12, 2010   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Borrowing
2     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Lending
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Permit Investment In
      Other Investment Companies

===================== Lord Abbett New Jersey Tax Free Fund =====================

DREYFUS FUNDS

Ticker:                      Security ID:  261939102
Meeting Date: DEC 28, 2009   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Borrowing
2     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Lending
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Permit Investment In
      Other Investment Companies

====================== Lord Abbett New York Tax Free Fund ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261954101
Meeting Date: FEB 12, 2010   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Borrowing
2     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Lending
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Permit Investment In
      Other Investment Companies

========== END NPX REPORT
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: August 20, 2010